UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-06113

The Caldwell & Orkin Funds, Inc.

(Exact name of registrant as specified in charter)

100 S. Ashley Drive, Suite 895, Tampa, Florida 33602

(Address of principal executive offices) (Zip code)

Jennifer Merchant

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Name and address of agent for service)

Copies to:

Jeffrey Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, North Carolina 27101

Registrant's telephone number, including area code: 813-282-7870

Date of fiscal year end: April 30

Date of reporting period: 07/01/22 - 06/30/23

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

ITEM 1. PROXY VOTING RECORD.

Investment Company Report

VMWARE, INC.

Security	928563402		Meeting Type	Annual

Ticker Symbol	VMW		Meeting Date	12-Jul-2022

ISIN	US9285634021		Agenda	935657645 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a.			For	For
Election of Director: Nicole Anasenes

Management
1b.			For	For
Election of Director: Marianne Brown

Management
1c.			For	For
Election of Director: Paul Sagan

Management
2.			For	For
An advisory vote to approve named executive officer

compensation, as described in VMware's Proxy
Statement.

3.		Management	For	For
To ratify the selection by the Audit Committee of

VMware's Board of Directors of PricewaterhouseCoopers

LLP as VMware's independent auditor for the fiscal year
ending February 3, 2023.

KYNDRYL HOLDINGS, INC.

Security	50155Q100		Meeting Type	Annual

Ticker Symbol	KD		Meeting Date	28-Jul-2022

ISIN	US50155Q1004		Agenda	935676429 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a.			For	For
Election of Class I Director for a three-year term: Janina

Kugel

1b.		Management	For	For
Election of Class I Director for a three-year term: Denis

Machuel

Management
1c.			For	For
Election of Class I Director for a three-year term: Rahul

N. Merchant

Management
2.			For	For
Approval, in a non-binding vote, of the compensation of

the Company's named executive officers.

3.		Management	1 Year	For
Approval, in a non-binding vote, of the frequency of future

advisory votes on executive compensation.

4.		Management	For	For
Approval of the amendment and restatement of the

Kyndryl 2021 Long-Term Performance Plan.

Management
5.			For	For
Ratification of the appointment of

PricewaterhouseCoopers LLP as the Company's
independent registered public accounting firm for the
fiscal year ending March 31, 2023.

KINGSTONE COMPANIES, INC.

Security	496719105		Meeting Type	Annual

Ticker Symbol	KINS		Meeting Date	11-Aug-2022

ISIN	US4967191051		Agenda	935684096 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.
DIRECTOR

	1			For
	Barry B. Goldstein		For

	2			For
	Meryl S. Golden		For

	3			For
	Floyd R. Tupper		For

	4			For
	William L. Yankus		For

	5			For
	Carla A. D'Andre		For

	6			For
	Timothy P. McFadden		For

Management
2.			For	For
To ratify the selection of Marcum LLP as the Company's

independent registered public accounting firm for the
fiscal year ending December 31, 2022.

3.		Management	For	For
To hold a non-binding advisory vote to approve the

Company's executive compensation.

REPUBLIC FIRST BANCORP, INC.

Security	760416107		Meeting Type	Contested-Annual

Ticker Symbol	FRBK		Meeting Date	04-Oct-2022

ISIN	US7604161072		Agenda	935612095 - Opposition

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.
DIRECTOR

1
Peter B. Bartholow

2
Pamela D. Bundy

3
Richard H Sinkfield III

Management
2.
Company's proposal to approve, on an advisory basis,
the compensation of the Company's named executive
officers.

3.		Management
Company's proposal to ratify the appointment of Crowe
LLP as the Company's independent registered public

accounting firm for the fiscal year ending December 31,
2022.

VMWARE, INC.

Security	928563402		Meeting Type	Special

Ticker Symbol	VMW		Meeting Date	04-Nov-2022

ISIN	US9285634021		Agenda	935720563 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.			For	For
The Merger Agreement Proposal: To vote on a proposal

to approve the First Merger and the Second Merger
(each as defined below) & to adopt the Agreement & Plan
of Merger ("Merger Agreement"), dated as of May 26,
2022, by and among VMware, Inc. ("VMware"),
Broadcom Inc. ("Broadcom"), Verona Holdco, Inc., a
direct wholly owned subsidiary of VMware ("Holdco"),
Verona Merger Sub, Inc., a direct wholly owned
subsidiary of Holdco ("Merger Sub 1"), Barcelona Merger
Sub 2, Inc., a direct wholly owned subsidiary of
Broadcom ("Merger Sub 2"), and Barcelona Merger Sub
3, LLC.

Management
2.			For	For
The Merger-Related Compensation Proposal: To vote on

a proposal to approve on an advisory (non-binding) basis
the compensation that may be paid or become payable to
VMware's named executive officers that is based on or
otherwise relates to the Transactions.

Management
3.			For	For
The Adjournment Proposal: To vote on a proposal to

approve the adjournment of the special meeting, if
necessary, to solicit additional proxies if there are not
sufficient votes to approve the Merger Agreement
Proposal.

		Management	For
4.	Charter Amendment Proposal: To vote to approve and			For

adopt an amendment to VMware's Certificate of

Incorporation to eliminate the personal liability of
VMware's officers for monetary damages for breach of
fiduciary duty as an officer, except to the extent such an
exemption from liability or limitation thereof is not
permitted by the General Corporation Law of the State of
Delaware.

AXOS FINANCIAL, INC.

Security	05465C100		Meeting Type	Annual

Ticker Symbol	AX		Meeting Date	10-Nov-2022

ISIN	US05465C1009		Agenda	935713758 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.1			For	For
Election of Director: James S. Argalas

Management
1.2			For	For
Election of Director: Stefani D. Carter

Management
1.3			For	For
Election of Director: James J. Court

Management
1.4			For	For
Election of Director: Roque A. Santi

Management
2.			For	For
To approve an Amendment to the Certificate of

Incorporation to limit the liability of certain officers of the
Company as permitted by Delaware law.

3.		Management	For	For
To approve in a non-binding and advisory vote, the

compensation of the Company's Named Executive

Officers as disclosed in this Proxy Statement.

4.		Management	For	For
To ratify the selection of BDO USA, LLP as the

Company's independent registered public accounting firm

for fiscal year 2023.

VISA INC.

Security	92826C839		Meeting Type	Annual

Ticker Symbol	V		Meeting Date	24-Jan-2023

ISIN	US92826C8394		Agenda	935745779 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a.			For	For
Election of Director: Lloyd A. Carney

Management
1b.			For	For
Election of Director: Kermit R. Crawford

Management
1c.			For	For
Election of Director: Francisco Javier Fernández-Carbajal

Management
1d.			For	For
Election of Director: Alfred F. Kelly, Jr.

Management
1e.			For	For
Election of Director: Ramon Laguarta

Management
1f.			For	For
Election of Director: Teri L. List

Management
1g.			For	For
Election of Director: John F. Lundgren

Management
1h.			For	For
Election of Director: Denise M. Morrison

Management
1i.			For	For
Election of Director: Linda J. Rendle

Management
1j.			For	For
Election of Director: Maynard G. Webb, Jr.

Management
2.			For	For
To approve, on an advisory basis, the compensation paid

to our named executive officers.

3.		Management	1 Year	For
To hold an advisory vote on the frequency of future

advisory votes to approve executive compensation.

Management
4.			For	For
To ratify the appointment of KPMG LLP as our

independent registered public accounting firm for fiscal
year 2023.

Shareholder
5.			Against	For
To vote on a stockholder proposal requesting an

independent board chair policy.

HEWLETT PACKARD ENTERPRISE COMPANY

Security	42824C109		Meeting Type	Annual

Ticker Symbol	HPE		Meeting Date	05-Apr-2023

ISIN	US42824C1099		Agenda	935766583 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a.			For	For
Election of Director: Daniel Ammann

Management
1b.			For	For
Election of Director: Pamela L. Carter

Management
1c.			For	For
Election of Director: Frank A. D'Amelio

Management
1d.			For	For
Election of Director: Regina E. Dugan

Management
1e.			For	For
Election of Director: Jean M. Hobby

Management
1f.			For	For
Election of Director: Raymond J. Lane

Management
1g.			For	For
Election of Director: Ann M. Livermore

Management
1h.			For	For
Election of Director: Antonio F. Neri

Management
1i.			For	For
Election of Director: Charles H. Noski

Management
1j.			For	For
Election of Director: Raymond E. Ozzie

Management
1k.			For	For
Election of Director: Gary M. Reiner

Management
1l.			For	For
Election of Director: Patricia F. Russo

Management
2.			For	For
Ratification of the appointment of Ernst & Young LLP as

the independent registered public accounting firm for the
fiscal year ending October 31, 2023.

3.		Management	For	For
Approval of the increase of shares reserved under the

Hewlett Packard Enterprise 2021 Stock Incentive Plan.

4.		Management	For	For
Advisory vote to approve executive compensation.

5.		Shareholder	Against	For
Stockholder proposal entitled: "Transparency in

Lobbying".

BRIDGEWATER BANCSHARES, INC.

Security	108621103		Meeting Type	Annual

Ticker Symbol	BWB		Meeting Date	25-Apr-2023

ISIN	US1086211034		Agenda	935773350 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.
DIRECTOR

	1			For
	David B. Juran		For

	2			For
	Thomas P. Trutna		For

	3			For
	Todd B. Urness		For

Management
2.			For	For
Approval of the Third Amended and Restated Articles of

Incorporation and Second Amended and Restated
Bylaws to declassify the Company's Board of Directors.

3.		Management	For	For
Approval of the Third Amended and Restated Articles of

Incorporation and Second Amended and Restated

Bylaws to increase the maximum number of Directors of
the Company from eleven (11) to fifteen (15).

4.		Management	For	For
Approval of the Bridgewater Bancshares, Inc. 2023

Equity Incentive Plan.

Management
5.			For	For
Ratify the appointment of RSM US LLP as our

independent registered public accounting firm for the year
ending December 31, 2023.

UNITED STATES STEEL CORPORATION

Security	912909108		Meeting Type	Annual

Ticker Symbol	X		Meeting Date	25-Apr-2023

ISIN	US9129091081		Agenda	935779768 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a.			For	For
Election of Director: Tracy A. Atkinson

Management
1b.			For	For
Election of Director: Andrea J. Ayers

Management
1c.			For	For
Election of Director: David B. Burritt

Management
1d.			For	For
Election of Director: Alicia J. Davis

Management
1e.			For	For
Election of Director: Terry L. Dunlap

Management
1f.			For	For
Election of Director: John J. Engel

Management
1g.			For	For
Election of Director: John V. Faraci

Management
1h.			For	For
Election of Director: Murry S. Gerber

Management
1i.			For	For
Election of Director: Jeh C. Johnson

Management
1j.			For	For
Election of Director: Paul A. Mascarenas

Management
1k.			For	For
Election of Director: Michael H. McGarry

Management
1l.			For	For
Election of Director: David S. Sutherland

Management
1m.			For	For
Election of Director: Patricia A. Tracey

Management
2.			For	For
Approval, in a non-binding advisory vote, of the

compensation of our Named Executive Officers (Say-on-
Pay).

3.		Management	1 Year	For
Approval, in a non-binding advisory vote, of the frequency

of the vote on the compensation of our Named Executive

Officers.

4.		Management	For	For
Ratification of appointment of PricewaterhouseCoopers

LLP as independent registered public accounting firm.

FIRST CITIZENS BANCSHARES, INC.

Security	31946M103		Meeting Type	Annual

Ticker Symbol	FCNCA		Meeting Date	25-Apr-2023

ISIN	US31946M1036		Agenda	935781042 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.
DIRECTOR

	1			For
	Ellen R. Alemany		For

	2			For
	John M. Alexander, Jr.		For

	3			For
	Victor E. Bell III		For

	4			For
	Peter M. Bristow		For

	5			For
	Hope H. Bryant		For

	6			For
	Michael A. Carpenter		For

	7			For
	H. Lee Durham, Jr.		For

	8			For
	Dr. Eugene Flood, Jr.		For

	9			For
	Frank B. Holding, Jr.		For

	10			For
	Robert R. Hoppe		For

	11			For
	Floyd L. Keels		For

	12			For
	Robert E. Mason IV		For

	13			For
	Robert T. Newcomb		For

Management
2.			For	For
Non-binding advisory resolution ("say-on-pay" resolution)

to approve compensation paid or provided to
BancShares' named executive officers as disclosed in the
proxy statement for the Annual Meeting.

3.		Management	1 Year	For
Non-binding advisory vote ("say-on-frequency" vote) on

whether BancShares should submit a say-on-pay

resolution for a vote every year, every two years, or every
three years.

4.		Management	For	For
Proposal to approve an amendment to BancShares'

Restated Certificate of Incorporation to increase the

number of authorized shares of Class A Common Stock.

Management
5.			Against	Against
Proposal to approve an amendment to BancShares'

Restated Certificate of Incorporation to increase the
number of authorized shares of Preferred Stock.

Management
6.			For	For
Proposal to approve an amendment to BancShares'

Restated Certificate of Incorporation to reflect new
Delaware law provisions regarding officer exculpation.

7.		Management	For	For
Proposal to ratify the appointment of BancShares'

independent accountants for 2023.

OFG BANCORP

Security	67103X102		Meeting Type	Annual

Ticker Symbol	OFG		Meeting Date	26-Apr-2023

ISIN	PR67103X1020		Agenda	935770203 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.
DIRECTOR

	1			For
	Julian S. Inclán		For

	2			For
	José Rafael Fernández		For

	3			For
	Jorge Colón-Gerena		For

	4			For
	Néstor de Jesús		For

	5			For
	Annette Franqui		For

	6			For
	Susan Harnett		For

	7			For
	Rafael Vélez		For

Management
2.			For	For
To approve, on an advisory basis, the compensation of

the Company's Named Executive Officers as set forth in
the accompanying Proxy Statement.

3.		Management	1 Year	For
To provide an advisory vote on the frequency of the vote

on executive compensation.

4.		Management	For	For
To amend the 2007 Omnibus Performance Incentive

Plan, as amended and restated.

Management
5.			For	For
To ratify the selection of the Company's independent

registered public accounting firm for 2023.

WEBSTER FINANCIAL CORPORATION

Security	947890109		Meeting Type	Annual

Ticker Symbol	WBS		Meeting Date	26-Apr-2023

ISIN	US9478901096		Agenda	935777889 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a.			For	For
Election of Director to serve for one year term: John R.

Ciulla

1b.		Management	For	For
Election of Director to serve for one year term: Jack L.

Kopnisky

Management
1c.			For	For
Election of Director to serve for one year term: William L.

Atwell

Management
1d.			For	For
Election of Director to serve for one year term: John P.

Cahill

1e.		Management	For	For
Election of Director to serve for one year term: E. Carol

Hayles

1f.		Management	For	For
Election of Director to serve for one year term: Linda H.

Ianieri

Management
1g.			For	For
Election of Director to serve for one year term: Mona

Aboelnaga Kanaan

		Management	For
1h.	Election of Director to serve for one year term: James J.			For

Landy

1i.		Management	For	For
Election of Director to serve for one year term: Maureen

B. Mitchell

Management
1j.			For	For
Election of Director to serve for one year term: Laurence

C. Morse

Management
1k.			For	For
Election of Director to serve for one year term: Karen R.

Osar

1l.		Management	For	For
Election of Director to serve for one year term: Richard

O'Toole

Management
1m.			For	For
Election of Director to serve for one year term: Mark

Pettie

Management
1n.			For	For
Election of Director to serve for one year term: Lauren C.

States

1o.		Management	For	For
Election of Director to serve for one year term: William E.

Whiston

2.		Management	For	For
To approve, on a non-binding, advisory basis, the

compensation of the named executive officers of Webster

(Proposal 2).

Management
3.			1 Year	For
To vote, on a non-binding, advisory basis, on the

frequency of voting on the compensation of named
executive officers of Webster (Proposal 3).

Management
4.			For	For
To approve an amendment to the Webster Financial

Corporation 2021 Stock Incentive Plan (Proposal 4).

5.		Management	For	For
To approve an amendment to Webster's Fourth Amended

and Restated Certificate of Incorporation to limit the

liability of certain officers of Webster as permitted
pursuant to recent Delaware General Corporation Law

amendments (Proposal 5).

6.		Management	For	For
To vote, on a non-binding, advisory basis, to ratify the

appointment of KPMG LLP as the independent registered

public accounting firm of Webster for the year ending
December 31, 2023 (Proposal 6).

AMERIPRISE FINANCIAL, INC.

Security	03076C106		Meeting Type	Annual

Ticker Symbol	AMP		Meeting Date	26-Apr-2023

ISIN	US03076C1062		Agenda	935779148 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a.			For	For
Election of Director: James M. Cracchiolo

Management
1b.			For	For
Election of Director: Robert F. Sharpe, Jr.

Management
1c.			For	For
Election of Director: Dianne Neal Blixt

Management
1d.			For	For
Election of Director: Amy DiGeso

Management
1e.			For	For
Election of Director: Christopher J. Williams

Management
1f.			For	For
Election of Director: Armando Pimentel, Jr.

Management
1g.			For	For
Election of Director: Brian T. Shea

Management
1h.			For	For
Election of Director: W. Edward Walter III

Management
2.			For	For
To approve the compensation of the named executive

officers by a nonbinding advisory vote.

3.		Management	1 Year	For
To approve a nonbinding advisory vote on the frequency

of shareholder approval of the compensation of the

named executive officers.

4.		Management	For	For
To approve the Ameriprise Financial 2005 incentive

compensation plan, as amended and restated.

Management
5.			For	For
To ratify the Audit and Risk Committee's selection of

PricewaterhouseCoopers LLP as the Company's
independent registered public accounting firm for 2023.

PARK HOTELS & RESORTS INC

Security	700517105		Meeting Type	Annual

Ticker Symbol	PK		Meeting Date	26-Apr-2023

ISIN	US7005171050		Agenda	935779326 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1A.			For	For
Election of Director: Thomas J. Baltimore, Jr.

Management
1B.			For	For
Election of Director: Patricia M. Bedient

Management
1C.			For	For
Election of Director: Thomas D. Eckert

Management
1D.			For	For
Election of Director: Geoffrey M. Garrett

Management
1E.			For	For
Election of Director: Christie B. Kelly

Management
1F.			For	For
Election of Director: Sen. Joseph I. Lieberman

Management
1G.			For	For
Election of Director: Thomas A. Natelli

Management
1H.			For	For
Election of Director: Timothy J. Naughton

Management
1I.			For	For
Election of Director: Stephen I. Sadove

Management
2.			For	For
To approve the 2017 Omnibus Incentive Plan (as

Amended and Restated).

3.		Management	For	For
To approve, on an advisory (non-binding) basis, the

compensation of our named executive officers.

Management
4.			1 Year	For
To approve, on an advisory (non-binding) basis, the

frequency of our future advisory votes approving the
compensation of our named executive officers.

Management
5.			For	For
To ratify the appointment of Ernst & Young LLP as our

independent registered public accounting firm for the
fiscal year ending December 31, 2023.

CITIZENS FINANCIAL GROUP, INC.

Security	174610105		Meeting Type	Annual

Ticker Symbol	CFG		Meeting Date	27-Apr-2023

ISIN	US1746101054		Agenda	935777283 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a.			For	For
Election of Director: Bruce Van Saun

Management
1b.			For	For
Election of Director: Lee Alexander

Management
1c.			For	For
Election of Director: Christine M. Cumming

Management
1d.			For	For
Election of Director: Kevin Cummings

Management
1e.			For	For
Election of Director: William P. Hankowsky

Management
1f.			For	For
Election of Director: Edward J. Kelly III

Management
1g.			For	For
Election of Director: Robert G. Leary

Management
1h.			For	For
Election of Director: Terrance J. Lillis

Management
1i.			For	For
Election of Director: Michele N. Siekerka

Management
1j.			For	For
Election of Director: Shivan Subramaniam

Management
1k.			For	For
Election of Director: Christopher J. Swift

Management
1l.			For	For
Election of Director: Wendy A. Watson

Management
1m.			For	For
Election of Director: Marita Zuraitis

Management
2.			For	For
Advisory vote on executive compensation.

Management
3.			For	For
Ratification of the appointment of Deloitte & Touche LLP

as our independent registered public accounting firm for
the 2023 fiscal year.

FIRST BUSINESS FINANCIAL SERVICES, INC.

Security	319390100		Meeting Type	Annual

Ticker Symbol	FBIZ		Meeting Date	28-Apr-2023

ISIN	US3193901002		Agenda	935776091 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.1			For	For
Election of Class I Director: Carla C. Chavarria

Management
1.2			For	For
Election of Class I Director: Ralph R. Kauten

Management
1.3			For	For
Election of Class I Director: Gerald L. Kilcoyne

Management
1.4			For	For
Election of Class I Director: Daniel P. Olszewski

Management
2.			For	For
To act upon a proposal to approve an amendment to the

First Business Financial Services, Inc. 2019 Equity
Incentive Plan.

3.		Management	For	For
To approve in a non-binding shareholder advisory vote

the compensation of the named executive officers.

4.		Management	For	For
To ratify the appointment of Crowe LLP as the

Company's independent registered public accounting firm

for the fiscal year ending December 31, 2023.

ANYWHERE REAL ESTATE INC.

Security	75605Y106		Meeting Type	Annual

Ticker Symbol	HOUS		Meeting Date	03-May-2023

ISIN	US75605Y1064		Agenda	935786220 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a.			For	For
Election of Director for a one-year term expiring in 2024:

Fiona P. Dias

1b.		Management	For	For
Election of Director for a one-year term expiring in 2024:

Matthew J. Espe

Management
1c.			For	For
Election of Director for a one-year term expiring in 2024:

V. Ann Hailey

Management
1d.			For	For
Election of Director for a one-year term expiring in 2024:

Bryson R. Koehler

1e.		Management	For	For
Election of Director for a one-year term expiring in 2024:

Duncan L. Niederauer

1f.		Management	For	For
Election of Director for a one-year term expiring in 2024:

Egbert L. J. Perry

Management
1g.			For	For
Election of Director for a one-year term expiring in 2024:

Ryan M. Schneider

		Management	For
1h.	Election of Director for a one-year term expiring in 2024:			For

Enrique Silva

1i.		Management	For	For
Election of Director for a one-year term expiring in 2024:

Sherry M. Smith

Management
1j.			For	For
Election of Director for a one-year term expiring in 2024:

Christopher S. Terrill

Management
1k.			For	For
Election of Director for a one-year term expiring in 2024:

Felicia Williams

1l.		Management	For	For
Election of Director for a one-year term expiring in 2024:

Michael J. Williams

Management
2.			For	For
Advisory Approval of the Compensation of Our Named

Executive Officers.

Management
3.			For	For
Ratification of the Appointment of

PricewaterhouseCoopers LLP to serve as our Registered
Public Accounting Firm for 2023.

4.		Management	For	For
Proposal to approve the Second Amended and Restated

2018 Long-Term Incentive Plan.

5.		Management	For	For
Proposal to approve the amendment of our Certificate of

Incorporation to limit the liability of certain officers of the

Company.

BARCLAYS PLC

Security	06738E204		Meeting Type	Annual

Ticker Symbol	BCS		Meeting Date	03-May-2023

ISIN	US06738E2046		Agenda	935802644 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.			For	For
To receive the reports of the Directors and Auditors and

the audited accounts of the Company for the year ended
31 December 2022.

2.		Management	For	For
To approve the Directors' Remuneration Report for the

year ended 31 December 2022.

3.		Management	For	For
To approve the Directors' Remuneration Policy contained

in the Directors' Remuneration Report for the year ended

31 December 2022.

Management
4.			For	For
That Marc Moses be appointed a Director of the

Company.

		Management	For
5.	That Robert Berry be reappointed a Director of the			For

Company.

6.		Management	For	For
That Tim Breedon be reappointed a Director of the

Company.

Management
7.			For	For
That Anna Cross be reappointed a Director of the

Company.

Management
8.			For	For
That Mohamed A. El-Erian be reappointed a Director of

the Company.

9.		Management	For	For
That Dawn Fitzpatrick be reappointed a Director of the

Company.

Management
10.			For	For
That Mary Francis be reappointed a Director of the

Company.

Management
11.			For	For
That Crawford Gillies be reappointed a Director of the

Company.

12.		Management	For	For
That Brian Gilvary be reappointed a Director of the

Company.

13.		Management	For	For
That Nigel Higgins be reappointed a Director of the

Company.

Management
14.			For	For
That Diane Schueneman be reappointed a Director of the

Company.

Management
15.	That C.S. Venkatakrishnan be reappointed a Director of		For	For
the Company.

16.		Management	For	For
That Julia Wilson be reappointed a Director of the

Company.

Management
17.			For	For
To reappoint KPMG LLP as Auditors.

Management
18.			For	For
To authorise the Board Audit Committee to set the

remuneration of the Auditors.

Management
19.			For	For
To authorise the Company and its subsidiaries to make

political donations and incur political expenditure.

20.		Management	For	For
To authorise the Directors to allot shares and equity

securities.

21.		Management	For	For
To authorise the Directors to allot equity securities for

cash and/or sell treasury shares other than on a pro rata

basis to shareholders of no more than 5% of issued
share capital. (Special Resolution)

Management
22.			For	For
To authorise the Directors to allot equity securities for

cash and/or sell treasury shares other than on a pro rata
basis to shareholders of no more than 5% of issued
share capital in connection with an acquisition or
specified capital investment. (Special Resolution)

Management
23.			For	For
To authorise the Directors to allot equity securities in

relation to the issuance of contingent Equity Conversion
Notes.

		Management	For
24.	To authorise the Directors to allot equity securities for			For

cash other than on a pro rata basis to shareholders in

relation to the issuance of contingent Equity Conversion
Notes. (Special Resolution)

25.		Management	For	For
To authorise the Company to purchase its own shares.

(Special Resolution)

Management
26.			For	For
To authorise the Directors to call general meetings (other

than an AGM) on not less than 14 clear days' notice.
(Special Resolution)

WARNER BROS. DISCOVERY, INC.

Security	934423104		Meeting Type	Annual

Ticker Symbol	WBD		Meeting Date	08-May-2023

ISIN	US9344231041		Agenda	935792451 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.
DIRECTOR

	1			For
	Li Haslett Chen		For

	2			For
	Kenneth W. Lowe		For

	3			For
	Paula A. Price		For

	4			For
	David M. Zaslav		For

Management
2.			For	For
Ratification of the appointment of

PricewaterhouseCoopers LLP as Warner Bros.
Discovery, Inc.'s independent registered public
accounting firm for the fiscal year ending December 31,
2023.

3.		Management	For	For
To vote on an advisory resolution to approve the 2022

compensation of Warner Bros. Discovery, Inc.'s named

executive officers, commonly referred to as a "Say-on-

Pay" vote.

4.		Management	1 Year	For
To vote on an advisory resolution to approve the

frequency of future "Say-on-Pay" votes.

Shareholder
5.			For	Against
To vote on a stockholder proposal regarding simple

majority vote, if properly presented.

Shareholder
6.			Against	For
To vote on a stockholder proposal regarding political

disclosure, if properly presented.

VICTORY CAPITAL HOLDINGS, INC.

Security	92645B103		Meeting Type	Annual

Ticker Symbol	VCTR		Meeting Date	09-May-2023

ISIN	US92645B1035		Agenda	935794190 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a.			For	For
Election of Class II Director: Mary M. Jackson

Management
1b.			For	For
Election of Class II Director: Robert J. Hurst

Management
1c.			For	For
Election of Class II Director: Alan H. Rappaport

Management
2.			For	For
The ratification of the appointment of Ernst & Young LLP

as our independent registered public accounting firm for
the fiscal year ending December 31, 2023.

JUNIPER NETWORKS, INC.

Security	48203R104		Meeting Type	Annual

Ticker Symbol	JNPR		Meeting Date	10-May-2023

ISIN	US48203R1041		Agenda	935795736 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a.			For	For
Election of Director: Anne DelSanto

Management
1b.			For	For
Election of Director: Kevin DeNuccio

Management
1c.			For	For
Election of Director: James Dolce

Management
1d.			For	For
Election of Director: Steven Fernandez

Management
1e.			For	For
Election of Director: Christine Gorjanc

Management
1f.			For	For
Election of Director: Janet Haugen

Management
1g.			For	For
Election of Director: Scott Kriens

Management
1h.			For	For
Election of Director: Rahul Merchant

Management
1i.			For	For
Election of Director: Rami Rahim

Management
1j.			For	For
Election of Director: William Stensrud

Management
2.			For	For
Ratification of Ernst & Young LLP, an independent

registered public accounting firm, as our auditors for the
fiscal year ending December 31, 2023.

3.		Management	For	For
Approval of a non-binding advisory resolution on

executive compensation.

4.		Management	1 Year	For
Approval of a non-binding advisory resolution on the

frequency of future non-binding advisory votes on

executive compensation.

Management
5.			For	For
Approval of the amendment and restatement of the

Juniper Networks, Inc. 2015 Equity Incentive Plan.

SUNCOKE ENERGY, INC.

Security	86722A103		Meeting Type	Annual

Ticker Symbol	SXC		Meeting Date	11-May-2023

ISIN	US86722A1034		Agenda	935787260 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.1			For	For
Election of Director whose term expires in 2026: Martha

Z. Carnes

1.2		Management	For	For
Election of Director whose term expires in 2026:

Katherine T. Gates

Management
1.3			For	For
Election of Director whose term expires in 2026: Andrei

A. Mikhalevsky

Management
2.			For	For
To hold a non-binding advisory vote to approve the

compensation of the Company's named executive
officers ("Say-on-Pay").

3.		Management	For	For
To ratify the appointment of KPMG LLP as the

Company's independent registered public accounting firm

for the fiscal year ending December 31, 2023.

POPULAR, INC.

Security	733174700		Meeting Type	Annual

Ticker Symbol	BPOP		Meeting Date	11-May-2023

ISIN	PR7331747001		Agenda	935789935 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a)			For	For
Election of Director of the Corporation for a one-year

term: Ignacio Alvarez

1b)		Management	For	For
Election of Director of the Corporation for a one-year

term: Joaquin E. Bacardi, III

Management
1c)			For	For
Election of Director of the Corporation for a one-year

term: Alejandro M. Ballester

Management
1d)			For	For
Election of Director of the Corporation for a one-year

term: Robert Carrady

1e)		Management	For	For
Election of Director of the Corporation for a one-year

term: Richard L. Carrión

1f)		Management	For	For
Election of Director of the Corporation for a one-year

term: Betty DeVita

Management
1g)			For	For
Election of Director of the Corporation for a one-year

term: John W. Diercksen

		Management	For
1h)	Election of Director of the Corporation for a one-year			For

term: María Luisa Ferré Rangel

1i)		Management	For	For
Election of Director of the Corporation for a one-year

term: C. Kim Goodwin

Management
1j)			For	For
Election of Director of the Corporation for a one-year

term: José R. Rodríguez

Management
1k)			For	For
Election of Director of the Corporation for a one-year

term: Alejandro M. Sanchez

1l)		Management	For	For
Election of Director of the Corporation for a one-year

term: Myrna M. Soto

Management
1m)			For	For
Election of Director of the Corporation for a one-year

term: Carlos A. Unanue

Management
2)			For	For
Approve, on an advisory basis, the Corporation's

executive compensation.

3)		Management	For	For
Ratify the appointment of PricewaterhouseCoopers LLP

as the Corporation's independent registered public

accounting firm for 2023.

NMI HOLDINGS, INC.

Security	629209305		Meeting Type	Annual

Ticker Symbol	NMIH		Meeting Date	11-May-2023

ISIN	US6292093050		Agenda	935795875 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.
DIRECTOR

	1			For
	Bradley M. Shuster		For

	2			For
	Adam S. Pollitzer		For

	3			For
	Michael Embler		For

	4			For
	Priya Huskins		For

	5			For
	James G. Jones		For

	6			For
	Lynn S. McCreary		For

	7			For
	Michael Montgomery		For

	8			For
	Regina Muehlhauser		For

	9			For
	Steven L. Scheid		For

Management
2.			For	For
Advisory approval of our executive compensation.

Management
3.			For	For
Ratification of the appointment of BDO USA, LLP as NMI

Holdings, Inc. independent auditors.

LAS VEGAS SANDS CORP.

Security	517834107		Meeting Type	Annual

Ticker Symbol	LVS		Meeting Date	11-May-2023

ISIN	US5178341070		Agenda	935799479 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.
DIRECTOR

	1			For
	Robert G. Goldstein		For

	2			For
	Patrick Dumont		For

	3			For
	Irwin Chafetz		For

	4			For
	Micheline Chau		For

	5			For
	Charles D. Forman		For

	6			For
	Nora M. Jordan		For

	7			For
	Lewis Kramer		For

	8			For
	David F. Levi		For

Management
2.			For	For
Ratification of the appointment of Deloitte & Touche LLP

as the Company's independent registered public
accounting firm for the year ending December 31, 2023.

3.		Management	For	For
An advisory (non-binding) vote to approve the

compensation of the named executive officers.

4.		Management	1 Year	For
An advisory (non-binding) vote on how frequently

stockholders should vote to approve the compensation of

the named executive officers.

Shareholder
5.			Against	For
Shareholder proposal to require the Company to include

in its proxy statement each director/nominee's self
identified gender and race/ethnicity, as well as certain
skills and attributes, if properly presented at the meeting.

FIRST INTERNET BANCORP

Security	320557101		Meeting Type	Annual

Ticker Symbol	INBK		Meeting Date	15-May-2023

ISIN	US3205571017		Agenda	935796029 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.
DIRECTOR

	1			For
	Aasif M. Bade		For

	2			For
	David B. Becker		For

	3			For
	Justin P. Christian		For

	4			For
	Ann Colussi Dee		For

	5			For
	Joseph A. Fenech		For

	6			For
	John K. Keach, Jr.		For

	7			For
	Jean L. Wojtowicz		For

Management
2.			For	For
To approve, in an advisory (non-binding) vote, the

compensation paid to our named executive officers.

3.		Management	For	For
To ratify the appointment of FORVIS, LLP as our

independent registered public accounting firm for 2023.

BBX CAPITAL, INC.

Security	073319105		Meeting Type	Annual

Ticker Symbol	BBXIA		Meeting Date	16-May-2023

ISIN	US0733191052		Agenda	935840478 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.
DIRECTOR

	1			For
	Alan B. Levan		For

	2			For
	Jarett S. Levan		For

	3			For
	Marcia Barry-Smith		For

	4			For
	Andrew R. Cagnetta, Jr.		For

	5			For
	Gregory A. Haile		For

	6			For
	Anthony P. Segreto		For

	7			For
	John E. Abdo		For

	8			For
	Seth M. Wise		For

	9			For
	Norman H. Becker		For

	10			For
	Steven M. Coldren		For

	11			For
	Willis N. Holcombe		For

	12			For
	Neil Sterling		For

VIRTUS INVESTMENT PARTNERS, INC.

Security	92828Q109		Meeting Type	Annual

Ticker Symbol	VRTS		Meeting Date	17-May-2023

ISIN	US92828Q1094		Agenda	935806399 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a.			For	For
Election of Director: George R. Aylward

Management
1b.			For	For
Election of Director: Paul G. Greig

Management
2.			For	For
To ratify the appointment of Deloitte & Touche LLP to

serve as our independent registered public accounting
firm for the fiscal year ending December 31, 2023.

3.		Management	For	For
To approve, in a non-binding vote, named executive

officer compensation.

4.		Management	1 Year	For
To recommend, in a non-binding vote, the frequency of

future advisory shareholder votes on executive

compensation.

Management
5.			For	For
To amend and restate our certificate of incorporation to

provide for the phased-in declassification of our Board of
Directors.

FIRST BANCORP

Security	318672706		Meeting Type	Annual

Ticker Symbol	FBP		Meeting Date	18-May-2023

ISIN	PR3186727065		Agenda	935797932 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a.			For	For
Election of Director: Juan Acosta Reboyras

Management
1b.			For	For
Election of Director: Aurelio Alemàn

Management
1c.			For	For
Election of Director: Luz A. Crespo

Management
1d.			For	For
Election of Director: Tracey Dedrick

Management
1e.			For	For
Election of Director: Patricia M. Eaves

Management
1f.			For	For
Election of Director: Daniel E. Frye

Management
1g.			For	For
Election of Director: John A. Heffern

Management
1h.			For	For
Election of Director: Roberto R. Herencia

Management
1i.			For	For
Election of Director: Félix M. Villamil

Management
2.			For	For
To approve on a non-binding basis the 2022

compensation of First BanCorp's named executive
officers.

3.		Management	For	For
To ratify the appointment of Crowe LLP as our

independent registered public accounting firm for our

2023 fiscal year.

SYNCHRONY FINANCIAL

Security	87165B103		Meeting Type	Annual

Ticker Symbol	SYF		Meeting Date	18-May-2023

ISIN	US87165B1035		Agenda	935801197 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a.			For	For
Election of Director: Brian D. Doubles

Management
1b.			For	For
Election of Director: Fernando Aguirre

Management
1c.			For	For
Election of Director: Paget L. Alves

Management
1d.			For	For
Election of Director: Kamila Chytil

Management
1e.			For	For
Election of Director: Arthur W. Coviello, Jr.

Management
1f.			For	For
Election of Director: Roy A. Guthrie

Management
1g.			For	For
Election of Director: Jeffrey G. Naylor

Management
1h.			For	For
Election of Director: Bill Parker

Management
1i.			For	For
Election of Director: Laurel J. Richie

Management
1j.			For	For
Election of Director: Ellen M. Zane

Management
2.			For	For
Advisory Vote to Approve Named Executive Officer

Compensation

3.		Management	For	For
Ratification of Selection of KPMG LLP as Independent

Registered Public Accounting Firm of the Company for

2023

GENWORTH FINANCIAL, INC.

Security	37247D106		Meeting Type	Annual

Ticker Symbol	GNW		Meeting Date	18-May-2023

ISIN	US37247D1063		Agenda	935814752 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a.			For	For
Election of Director: G. Kent Conrad

Management
1b.			For	For
Election of Director: Karen E. Dyson

Management
1c.			For	For
Election of Director: Jill R. Goodman

Management
1d.			For	For
Election of Director: Melina E. Higgins

Management
1e.			For	For
Election of Director: Thomas J. McInerney

Management
1f.			For	For
Election of Director: Howard D. Mills, III

Management
1g.			For	For
Election of Director: Robert P. Restrepo, Jr.

Management
1h.			For	For
Election of Director: Elaine A. Sarsynski

Management
1i.			For	For
Election of Director: Ramsey D. Smith

Management
2.			For	For
Advisory vote to approve named executive officer

compensation.

3.		Management	1 Year	For
Advisory vote to approve frequency of advisory vote to

approve named executive officer compensation.

Management
4.			For	For
Ratification of the selection of KPMG LLP as the

independent registered public accounting firm for 2023.

JACKSON FINANCIAL INC.

Security	46817M107		Meeting Type	Annual

Ticker Symbol	JXN		Meeting Date	19-May-2023

ISIN	US46817M1071		Agenda	935806060 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a.			For	For
Election of Director: Lily Fu Claffee

Management
1b.			For	For
Election of Director: Gregory T. Durant

Management
1c.			For	For
Election of Director: Steven A. Kandarian

Management
1d.			For	For
Election of Director: Derek G. Kirkland

Management
1e.			For	For
Election of Director: Drew E. Lawton

Management
1f.			For	For
Election of Director: Martin J. Lippert

Management
1g.			For	For
Election of Director: Russell G. Noles

Management
1h.			For	For
Election of Director: Laura L. Prieskorn

Management
1i.			For	For
Election of Director: Esta E. Stecher

Management
2.			For	For
Ratification of the Appointment of KPMG LLP as Jackson

Financial Inc.'s independent auditor for 2023

3.		Management	For	For
Non-binding Advisory Vote to approve executive

compensation

CONNECTONE BANCORP, INC.

Security	20786W107		Meeting Type	Annual

Ticker Symbol	CNOB		Meeting Date	23-May-2023

ISIN	US20786W1071		Agenda	935817455 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.
DIRECTOR

	1			For
	Frank Sorrentino III		For

	2			For
	Stephen T. Boswell		For

	3			For
	Frank W. Baier		For

	4			For
	Frank Huttle III		For

	5			For
	Michael Kempner		For

	6			For
	Elizabeth Magennis		For

	7			For
	Nicholas Minoia		For

	8			For
	Anson M. Moise		For

	9			For
	Katherin Nukk-Freeman		For

	10			For
	Daniel Rifkin		For

	11			For
	Mark Sokolich		For

	12			For
	William A. Thompson		For

Management
2.			For	For
The approval of an Amendment to the 2017 Equity

Compensation Plan increasing the maximum number of
shares of Common Stock or equivalents which may be
issued under the Plan by 450,000 shares.

3.		Management	For	For
To vote, on an advisory basis, to approve the executive

compensation of ConnectOne Bancorp, Inc.'s named

executive officers, as described in the proxy statement.

4.		Management	For	For
To ratify the appointment of Crowe LLP as the

Company's independent registered public accountants for

the fiscal year ending December 31, 2023.

AUDACY, INC.

Security	05070N103		Meeting Type	Annual

Ticker Symbol	AUD		Meeting Date	24-May-2023

ISIN	US05070N1037		Agenda	935819699 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.
DIRECTOR

	1			For
	David J. Field		For

	2			For
	Joseph M. Field		For

	3			For
	David Berkman		For

Management
2.			For	For
Approval of an amendment to the Company's Amended

and Restated Articles of Incorporation to permit the
Company to effect a reverse stock split of its outstanding
Class A and Class B Common Stock, at a ratio within a
range between one-for-two and one-for-30, subject to
and as determined by a committee appointed by the
Board of Directors.

Management
3.	Advisory resolution to approve the Company's executive		For	For

compensation.

4.		Management	1 Year	Against
To conduct an advisory vote on the frequency of future

advisory votes on executive compensation.

Management
5.			For	For
To ratify the Selection of Grant Thornton LLP as the

Company's independent registered public accounting firm
for the year ending December 31, 2023.

DIME COMMUNITY BANCSHARES, INC.

Security	25432X102		Meeting Type	Annual

Ticker Symbol	DCOM		Meeting Date	25-May-2023

ISIN	US25432X1028		Agenda	935814687 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.
DIRECTOR

	1			For
	Kenneth J. Mahon		For

	2			For
	Dennis A. Suskind		For

	3			For
	Paul M. Aguggia		For

	4			For
	Rosemarie Chen		For

	5			For
	Michael P. Devine		For

	6			For
	Marcia Z. Hefter		For

	7			For
	Matthew A. Lindenbaum		For

	8			For
	Albert E. McCoy, Jr.		For

	9			For
	Raymond A. Nielsen		For

	10			For
	Kevin M. O'Connor		For

	11			For
	Joseph J. Perry		For

	12			For
	Kevin Stein		For

Management
2.			For	For
Ratification of the appointment of Crowe LLP as the

Company's independent registered public accounting firm
for the year ending December 31, 2023.

3.		Management	For	For
Approval, by a non-binding advisory vote, of the

compensation of the Company's Named Executive

Officers.

4.		Management	1 Year	For
Approval, by a non-binding advisory vote, on the

frequency of future advisory votes on the compensation

of the Company's Named Executive Officers.

NAVIENT CORPORATION

Security	63938C108		Meeting Type	Annual

Ticker Symbol	NAVI		Meeting Date	25-May-2023

ISIN	US63938C1080		Agenda	935819853 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a.			For	For
Election of Director for one-year term: Frederick Arnold

Management
1b.			For	For
Election of Director for one-year term: Edward J.

Bramson

1c.		Management	For	For
Election of Director for one-year term: Anna Escobedo

Cabral

Management
1d.			For	For
Election of Director for one-year term: Larry A. Klane

Management
1e.			For	For
Election of Director for one-year term: Michael A. Lawson

Management
1f.			For	For
Election of Director for one-year term: Linda A. Mills

Management
1g.			For	Against
Election of Director for one-year term: Director Withdrawn

Management
1h.			For	For
Election of Director for one-year term: Jane J. Thompson

Management
1i.			For	For
Election of Director for one-year term: Laura S. Unger

Management
1j.			For	For
Election of Director for one-year term: David L. Yowan

Management
2.			For	For
Ratify the appointment of KPMG LLP as Navient's

independent registered public accounting firm for 2023.

Management
3.			For	For
Approve, in a non-binding advisory vote, the

compensation paid to Navient-named executive officers.

MERIDIAN CORPORATION

Security	58958P104		Meeting Type	Annual

Ticker Symbol	MRBK		Meeting Date	25-May-2023

ISIN	US58958P1049		Agenda	935824741 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.
DIRECTOR

	1			For
	Christopher J. Annas		For

	2			For
	Edward J. Hollin		For

	3			For
	Anthony M. Imbesi		For

Management
2.			For	For
EXECUTIVE COMPENSATION PROPOSAL. A non-

binding say on pay proposal to approve the
compensation of the named executive officers.

3.		Management	1 Year	Against
FREQUENCY OF ADVISORY VOTES ON EXECUTIVE

COMPENSATION. A non-binding determination as to the

frequency with which shareholders would have an
opportunity to provide an advisory approval of our
executive compensation program.

4.		Management	For	For
Approval of an amendment of Meridian's 2016 Equity

Incentive Plan.

Management
5.			For	For
RATIFICATION OF INDEPENDENT AUDITOR. The

ratification of the appointment of CROW LLP as
Meridian's independent auditor for the fiscal year ending
December 31, 2023.

THE CARLYLE GROUP INC

Security	14316J108		Meeting Type	Annual

Ticker Symbol	CG		Meeting Date	30-May-2023

ISIN	US14316J1088		Agenda	935825464 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.
DIRECTOR

	1			For
	William E. Conway, Jr.		For

	2			For
	Lawton W. Fitt		For

	3			For
	Mark S. Ordan		For

	4			For
	Anthony Welters		For

Management
2.			For	For
Ratification of Ernst & Young LLP as Independent

Registered Public Accounting Firm for 2023

3.		Management	For	For
Management Proposal to Reorganize the Board of

Directors into One Class

Management
4.			For	For
Approval of The Carlyle Group Inc. Amended and

Restated 2012 Equity Incentive Plan

Management
5.			For	For
Non-Binding Vote to Approve Named Executive Officer

Compensation ("Say-on-Pay")

6.		Management	For	For
Shareholder Proposal to Implement a Simple Majority

Vote Requirement in Our Governing Documents

META PLATFORMS, INC.

Security	30303M102		Meeting Type	Annual

Ticker Symbol	META		Meeting Date	31-May-2023

ISIN	US30303M1027		Agenda	935830960 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.
DIRECTOR

	1			For
	Peggy Alford		For

	2			For
	Marc L. Andreessen		For

	3			For
	Andrew W. Houston		For

	4			For
	Nancy Killefer		For

	5			For
	Robert M. Kimmitt		For

	6			For
	Sheryl K. Sandberg		For

	7			For
	Tracey T. Travis		For

	8			For
	Tony Xu		For

	9			For
	Mark Zuckerberg		For

Management
2.			For	For
To ratify the appointment of Ernst & Young LLP as Meta

Platforms, Inc.'s independent registered public
accounting firm for the fiscal year ending December 31,
2023.

3.		Shareholder	Against	For
A shareholder proposal regarding government takedown

requests.

4.		Shareholder	For	Against
A shareholder proposal regarding dual class capital

structure.

Shareholder
5.			Against	For
A shareholder proposal regarding human rights impact

assessment of targeted advertising.

		Shareholder	Against
6.	A shareholder proposal regarding report on lobbying			For

disclosures.

7.		Shareholder	Against	For
A shareholder proposal regarding report on allegations of

political entanglement and content management biases in

India.

Shareholder
8.			Against	For
A shareholder proposal regarding report on framework to

assess company lobbying alignment with climate goals.

Shareholder
9.			Against	For
A shareholder proposal regarding report on reproductive

rights and data privacy.

10.		Shareholder	Against	For
A shareholder proposal regarding report on enforcement

of Community Standards and user content.

11.		Shareholder	Against	For
A shareholder proposal regarding report on child safety

impacts and actual harm reduction to children.

Shareholder
12.			Against	For
A shareholder proposal regarding report on pay

calibration to externalized costs.

13.		Shareholder	Against	For
A shareholder proposal regarding performance review of

the audit & risk oversight committee.

ONEMAIN HOLDINGS, INC.

Security	68268W103		Meeting Type	Annual

Ticker Symbol	OMF		Meeting Date	13-Jun-2023

ISIN	US68268W1036		Agenda	935838740 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.
DIRECTOR

	1			For
	Phyllis R. Caldwell		For

	2			For
	Roy A. Guthrie		For

Management
2.			For	For
To approve, on an advisory basis, the compensation paid

to the named executive officers of OneMain Holdings,
Inc. (the "Company").

3.		Management	For	For
To ratify the appointment of PricewaterhouseCoopers

LLP as the independent registered public accounting firm

for the Company for the year ending December 31, 2023.

4.		Management	For	For
To amend the Company's Restated Certificate of

Incorporation, as amended, and Amended and Restated

Bylaws, as amended (the "Bylaws"), to eliminate the
classified structure of the Board of Directors.

Management
5.			For	For
To amend the Company's Bylaws to provide for director

nominees to be elected by a majority, rather than a
plurality, of votes in uncontested elections.

PENNYMAC FINANCIAL SERVICES, INC

Security	70932M107		Meeting Type	Annual

Ticker Symbol	PFSI		Meeting Date	13-Jun-2023

ISIN	US70932M1071		Agenda	935842307 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a.			For	For
Election of Director to serve for a one-year term expiring

at the 2024 Annual Meeting: David A. Spector

1b.		Management	For	For
Election of Director to serve for a one-year term expiring

at the 2024 Annual Meeting: James K. Hunt

Management
1c.			For	For
Election of Director to serve for a one-year term expiring

at the 2024 Annual Meeting: Jonathon S. Jacobson

Management
1d.			For	For
Election of Director to serve for a one-year term expiring

at the 2024 Annual Meeting: Doug Jones

1e.		Management	For	For
Election of Director to serve for a one-year term expiring

at the 2024 Annual Meeting: Patrick Kinsella

1f.		Management	For	For
Election of Director to serve for a one-year term expiring

at the 2024 Annual Meeting: Anne D. McCallion

Management
1g.			For	For
Election of Director to serve for a one-year term expiring

at the 2024 Annual Meeting: Joseph Mazzella

		Management	For
1h.	Election of Director to serve for a one-year term expiring			For

at the 2024 Annual Meeting: Farhad Nanji

1i.		Management	For	For
Election of Director to serve for a one-year term expiring

at the 2024 Annual Meeting: Jeffrey A. Perlowitz

Management
1j.			For	For
Election of Director to serve for a one-year term expiring

at the 2024 Annual Meeting: Lisa M. Shalett

Management
1k.			For	For
Election of Director to serve for a one-year term expiring

at the 2024 Annual Meeting: Theodore W. Tozer

1l.		Management	For	For
Election of Director to serve for a one-year term expiring

at the 2024 Annual Meeting: Emily Youssouf

Management
2.			For	For
To ratify the appointment of our independent registered

public accounting firm for the fiscal year ending
December 31, 2023.

Management
3.			For	For
To approve, by non-binding vote, our executive

compensation.

4.		Management	1 Year	For
Advisory vote on the frequency with which we hold

advisory votes on our executive compensation.

WESTERN ALLIANCE BANCORPORATION

Security	957638109		Meeting Type	Annual

Ticker Symbol	WAL		Meeting Date	14-Jun-2023

ISIN	US9576381092		Agenda	935843335 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a.			For	For
Election of Director: Bruce D. Beach

Management
1b.			For	For
Election of Director: Kevin M. Blakely

Management
1c.			For	For
Election of Director: Juan Figuereo

Management
1d.			For	For
Election of Director: Paul S. Galant

Management
1e.			For	For
Election of Director: Howard Gould

Management
1f.			For	For
Election of Director: Marianne Boyd Johnson

Management
1g.			For	For
Election of Director: Mary Tuuk Kuras

Management
1h.			For	For
Election of Director: Robert Latta

Management
1i.			For	For
Election of Director: Anthony Meola

Management
1j.			For	For
Election of Director: Bryan Segedi

Management
1k.			For	For
Election of Director: Donald Snyder

Management
1l.			For	For
Election of Director: Sung Won Sohn, Ph.D.

Management
1m.			For	For
Election of Director: Kenneth A. Vecchione

Management
2.			For	For
Approve, on a non-binding advisory basis, executive

compensation.

3.		Management	For	For
Ratify the appointment of RSM US LLP as the

Company's independent auditor for 2023.

Management
4.			For	For
Approve the amendment and restatement of the 2005

Stock Incentive Plan.

DELL TECHNOLOGIES INC.

Security	24703L202		Meeting Type	Annual

Ticker Symbol	DELL		Meeting Date	20-Jun-2023

ISIN	US24703L2025		Agenda	935858805 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.
DIRECTOR

	1			For
	Michael S. Dell*		For

	2			For
	David W. Dorman*		For

	3			For
	Egon Durban*		For

	4			For
	David Grain*		For

	5			For
	William D. Green*		For

	6			For
	Simon Patterson*		For

	7			For
	Lynn V. Radakovich*		For

	8			For
	Ellen J. Kullman#		For

Management
2.			For	For
Ratification of the appointment of

PricewaterhouseCoopers LLP as Dell Technologies Inc.'s
independent registered public accounting firm for fiscal
year ending February 2, 2024.

3.		Management	For	For
Approval, on an advisory basis, of the compensation of

Dell Technologies Inc.'s named executive officers as

disclosed in the proxy statement.

4.		Management	1 Year	For
Advisory vote on whether Dell Technologies Inc. should

hold an advisory vote by stockholders to approve the

compensation of Dell Technologies Inc.'s named
executive officers every 1 year, every 2 years or every 3
years.

Management
5.			For	For
Adoption of the Dell Technologies Inc. 2023 Stock

Incentive Plan.

SLM CORPORATION

Security	78442P106		Meeting Type	Annual

Ticker Symbol	SLM		Meeting Date	20-Jun-2023

ISIN	US78442P1066		Agenda	935860317 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1a.			For	For
Election of Director: R. Scott Blackley

Management
1b.			For	For
Election of Director: Paul G. Child

Management
1c.			For	For
Election of Director: Mary Carter Warren Franke

Management
1d.			For	For
Election of Director: Marianne M. Keler

Management
1e.			For	For
Election of Director: Mark L. Lavelle

Management
1f.			For	For
Election of Director: Ted Manvitz

Management
1g.			For	For
Election of Director: Jim Matheson

Management
1h.			For	For
Election of Director: Samuel T. Ramsey

Management
1i.			For	For
Election of Director: Vivian C. Schneck-Last

Management
1j.			For	For
Election of Director: Robert S. Strong

Management
1k.			For	For
Election of Director: Jonathan W. Witter

Management
1l.			For	For
Election of Director: Kirsten O. Wolberg

Management
2.			For	For
Advisory approval of SLM Corporation's executive

compensation.

3.		Management	1 Year	For
Advisory approval of the frequency of future advisory

votes on SLM Corporation's executive compensation.

Management
4.			For	For
Ratification of the appointment of KPMG LLP as SLM

Corporation's independent registered public accounting
firm for 2023.

FINANCIAL INSTITUTIONS, INC.

Security	317585404		Meeting Type	Annual

Ticker Symbol	FISI		Meeting Date	21-Jun-2023

ISIN	US3175854047		Agenda	935858413 - Management

Proposed
Item			Vote	For/Against
Proposal
by
Management

Management
1.
DIRECTOR

	1			For
	Donald K. Boswell		For

	2			For
	Andrew W. Dorn, Jr.		For

	3			For
	Robert M. Glaser		For

	4			For
	Bruce W. Harting		For

	5			For
	Susan R. Holliday		For

Management
2.			For	For
Advisory Vote to Approve Compensation of Our Named

Executive Officers.

3.		Management	For	For
Ratification of Appointment of RSM US LLP as our

Independent Registered Public Accounting Firm.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Caldwell & Orkin Funds, Inc.

By (Signature and Title)*

/s/ Derek Pilecki

Derek Pilecki, Director, President, and Principal Executive Officer

Date: 8/11/23

* Print the name and title of each signing officer under his or her signature.